Acquisitions	12 Months Ended
Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Acquisitions
Acquisitions
Fiscal 2015
During the fourth quarter of fiscal 2015, the Computer Sciences GS Business acquired Autonomic Resources for $14,000 in an all-cash transaction. Autonomic Resources, a cloud computing infrastructure provider, was acquired by the Computer Sciences GS Business to expand cloud offerings in the federal and other government markets. This acquisition will help grow the Computer Sciences GS Business presence as a provider of infrastructure-as-a-service, platform-as-a-service, and software-as-a-service cloud offerings to government agencies. The preliminary purchase price was allocated to assets acquired and liabilities assumed based on estimates of fair value at the date of acquisition, as follows: $1,314 to assets, $1,132 to liabilities, and $13,818 to goodwill. All of the acquired goodwill is tax deductible. The acquisition of Autonomic Resources is reported in the Civil segment.
During the second quarter of fiscal 2015, the Computer Sciences GS Business acquired Tenacity Solutions for $35,514 in an all-cash transaction. The Computer Sciences GS Business acquired this entity primarily to enhance its cyber security, systems engineering and software development service offerings in the federal intelligence sector. The preliminary purchase price was allocated to assets acquired and liabilities assumed based on estimates of fair value at the date of acquisition, as follows: $3,876 to assets, $9,400 to an intangible asset other than goodwill, $8,447 to current liabilities and $30,685 to goodwill. The intangible asset, which is associated with customer relationships and government programs, will be amortized over 15 years. All of the acquired goodwill is tax deductible. The acquisition of Tenacity is reported in the Defense and Intelligence segment.
Fiscal 2013
In the second quarter of fiscal 2013, the Computer Sciences GS Business acquired 42Six Solutions for $35,000 in an all-cash transaction. The entity was acquired to enhance the Computer Sciences GS Business’s capabilities in big data processing and analytics. The purchase price was allocated to assets acquired and liabilities assumed based on their estimated fair values at the acquisition date: $4,510 to assets, $7,700 to acquired intangible assets, $2,062 to liabilities and $24,852 to goodwill. All of the acquired goodwill is tax deductible. As of the acquisition date, the fair value of trade receivables approximated book value and was considered fully recoverable. The acquisition of 42Six is reported in the Defense and Intelligence segment.
The pro forma financial information for these acquisitions are not presented because the effects of these acquisitions were not material to the Computer Sciences GS Business’s combined results.